Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand ¹			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2016-2
CIK # Not Applicable
		HUD	487	$101,289,481.96	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$33,516.70	0.03%	0	$0.00	0.00%	0	$0.00	0.00%
Total			487	$101,289,481.96	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$33,516.70	0.03%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q12017 filing 1 asset was reported in Dispute. As of 6/30/2017, 1 asset continues to be in Dispute.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand ¹			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2017-2
CIK # Not Applicable
		HUD	553	$113,538,236.03	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$581,677.60	0.51%	0	$0.00	0.00%	0	$0.00	0.00%
Total			553	$113,538,236.03	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$581,677.60	0.51%	0	$0.00	0.00%	0	$0.00	0.00%

[1]	As of 6/30/2017, 2 assets continue to be in Dispute.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.